Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Significant Accounting Policies [Line Items]
Description of payment terms in contract with customer	Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 to 60 days.
Current portion of other receivables related to purchase of components	$ 27,800	$ 8,200
Restricted investments	11,300
Financing receivables, net	3,700	4,300
Long-term accounts receivable, net of allowance for doubtful accounts	5,500	5,200
Advertising expense	2,700	2,100	$ 1,700
Revenue	331,839	$ 281,724	$ 245,122
Short-term Investments
Significant Accounting Policies [Line Items]
Restricted investments, current	3,800
Equity and Other Investments
Significant Accounting Policies [Line Items]
Restricted investments, noncurrent	$ 7,500
OpenAI Global, LLC
Significant Accounting Policies [Line Items]
Equity method of accounting investment percentage	25.00%
Revenue	$ 24,100
Accounts receivable	6,000
Total funding commitments	13,000
Amount funded	$ 11,900
Software
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Computer Equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives	2 years
Computer Equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives	6 years
Buildings and Improvements | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Buildings and Improvements | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives	15 years
Leasehold Improvements | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Leasehold Improvements | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives	15 years
Furniture and Fixtures | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives	1 year
Furniture and Fixtures | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years